Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Equipment
Equipment consists of office equipment, software, furniture and fittings. The following table summarizes the movement for the six months ended June 30, 2023 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2023	13	(3)	10
Depreciation	—	(1)	(1)
As at March 31, 2023	13	(4)	9
Aquadrill acquisition	1	—	1
Depreciation	—	(1)	(1)
As at June 30, 2023	14	(5)	9
The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and the period from February 23, 2022 through June 30, 2022 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2022 (Predecessor)	39	(28)	11
Balance before reorganization and fresh start adjustments	39	(28)	11
Fresh Start adjustments	(30)	28	(2)
As at February 22, 2022 (Predecessor)	9	—	9
As at February 23, 2022 (Successor)	9	—	9
As at March 31, 2022 (Successor)	9	—	9
Additions	1	—	1
Depreciation	—	(1)	(1)
As at June 30, 2022 (Successor)	10	(1)	9